Insurance Contracts - Summary of Loss Development Tables for Non-Life Insurance (Parenthetical) (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts and reinsurance contracts issued	₩ 58,230,303	$ 46,207,925	₩ 57,165,936	₩ 54,415,296
Long Term Investment Contract [Member]
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts and reinsurance contracts issued	₩ 9,934		₩ 31,081	₩ 106,853